Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

12.  Goodwill

The changes in the carrying amount of goodwill are as follows (in thousands):

Tianbo Business
RMB
Balance as of December 31, 2019	22,786
Goodwill impairment	(22,786)
Balance as of December 31, 2020	—

The Group first applied the qualitative assessment and then performed the goodwill impairment test by quantitatively comparing the fair values of the reporting unit to its carrying amounts. A goodwill impairment is the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The fair value of a reporting unit is determined by income approach based on the Group’s best estimate, which uses valuation techniques to convert the reporting unit’s future amounts to a single present value amount. Caused by the negative impact of the COVID-19 outbreak in 2020 and the tightening of rules and regulations on real estate market in China as well as intensified industry competition, the Group performed an impairment test and recognized an impairment charge of RMB22.8 million for the Tianbo reporting unit for the year ended December 31, 2020. The Group recorded an impairment charge of nil, RMB22.8 million and nil for the years ended December 31, 2019, 2020 and 2021, respectively.